Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	2,557	2,350
Deposits	293	268
Total non-current assets	6,345	6,113
Current assets
Trade receivables	188	287
Other receivables	1,410	640
Prepayments	6,907	1,962
Income taxes receivable	778	740
Cash and cash equivalents	195,351	180,329
Total current assets	204,634	183,958
Total assets	210,979	190,071
Equity
Share capital	4,967	4,354
Distributable equity	182,244	172,259
Total equity	187,211	176,613
Current liabilities
Trade payables and other payables	23,768	13,078
Deferred income		94
Income taxes payable		286
Total current liabilities	23,768	13,458
Total liabilities	23,768	13,458
Total equity and liabilities	€ 210,979	€ 190,071